Victory Variable Insurance Funds

Victory RS Large Cap Alpha VIP Series

Victory RS Small Cap Growth Equity VIP Series

Victory RS International VIP Series

Victory Sophus Emerging Markets VIP Series

Victory High Yield VIP Series

Victory 500 Index VIP Series

Supplement dated October 1, 2024,

to the Statement of Additional Information dated May 1, 2024, as supplemented (“SAI”)

Effective October 1, 2024, Allan Shaer has resigned as the Treasurer and Michael Bryan has resigned as the Anti- Money Laundering Compliance Officer and Identify Theft Officer of Victory Variable Insurance Funds (the “Trust”). Carol D. Trevino and D. Brent Rowe are hereby appointed by the Board of Trustees (the “Board”) to serve as Treasurer and Anti-Money Laundering Compliance Officer and Identify Theft Officer, respectively, of the Trust.

Accordingly, the SAI is hereby supplemented and revised as follows:

1.All references to Messrs. Shaer and Bryan listed in the SAI are deleted.

2.In the Management of the Trust section of the SAI under the heading “Officers of the Trust” the following rows are hereby added to the table:

Date
Name and	Position with	Commenced	Principal Occupation
Date of Birth	the Trust	Service	During Past 5 Years
Carol D. Trevino	Treasurer*	February 2023*	Director, Financial Reporting, Fund
(October 1965)			Administration (5/1/23-present); Director,
Accounting and Finance, the Adviser (7/1/19-
4/30/23). Ms. Trevino also serves as Treasurer of
Victory Portfolios, Victory Portfolios II, and
Victory Portfolios III.
D. Brent Rowse	Anti-Money	October 2024	Sr. Compliance Officer, the Adviser (4/1/23-
(November 1981)	Laundering		present); Compliance Officer, the Adviser (7/1/19-
	Compliance		3/31/23). Mr. Rowse also serves as the Anti-
	Officer and		Money Laundering Compliance Officer and
	Identify Theft		Identity Theft Officer for Victory Portfolios,
	Officer		Victory Portfolios II, and Victory Portfolios III,
and the Anti-Money Laundering Compliance
Officer for Victory Capital Services, Inc.

* Effective October 1, 2024, Ms. Trevino resigned as Assistant Treasurer and accepted the position of Treasurer of the Trust.